UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (84.6%)
Aerospace & Defense (0.9%)
$800	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$669,000
1,200	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(B-, Caa1)	04/01/15	8.500	312,000
375	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.44)	(B-, Caa1)	04/01/15	8.875	44,063
825	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(B-, Caa2)	04/01/17	9.750	144,375
					1,169,438
Agriculture (0.3%)
500	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/10	11.000	447,500

Auto Loans (2.1%)
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	619,964
1,725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	1,154,442
425	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	08/10/11	9.875	321,866
850	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	559,348
					2,655,620
Auto Parts & Equipment (2.0%)
675	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	634,500
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa2)	03/01/17	7.875	107,500
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa1)	04/01/13	10.750	568,000
485	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(CCC, Caa2)	12/01/13	8.500	111,550
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	520,000
375	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	71,250
737	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	571,175
127	Visteon Corp., Global Senior Unsecured Notes	(CCC-, C)	08/01/10	8.250	6,985
329	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(CCC-, Ca)	12/31/16	12.250	18,095
					2,609,055
Automotive (0.6%)
1,260	Ford Motor Co., Global Senior Unsecured Notes	(C, Ca)	07/16/31	7.450	406,350
600	General Motors Corp., Global Senior Unsecured Notes	(C, C)	01/15/11	7.200	99,000
1,750	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/13	7.125	258,125
50	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/33	8.375	6,250
					769,725
Banks (2.0%)
2,073	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	03/02/11	7.250	1,535,533
474	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	04/01/11	6.000	336,938
47	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/15/11	6.000	32,016
65	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	12/31/13	7.500	31,270
933	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	12/01/14	6.750	542,754
78	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, C)	12/31/18	8.000	22,666
					2,501,177
Beverages (0.6%)
225	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	12/15/14	8.375	227,250
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	501,375
					728,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Brokerage (0.1%)
$175	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/09 @ $102.00)	(B, B2)	06/15/11	8.000	$75,250
315	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, B2)	12/01/15	7.875	117,338
					192,588
Building & Construction (0.6%)
468	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50)‡+	(NR, NR)	06/30/15	0.000	152,100
150	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	126,750
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CC, C)	01/15/16	6.250	137,500
625	Standard Pacific Corp., Global Company Guaranteed Notes	(CCC-, Caa1)	08/15/15	7.000	303,125
350	William Lyon Homes, Inc., Global Company Guaranteed (Callable 12/15/09 @ $101.91)	(CCC-, Caa3)	12/15/12	7.625	61,250
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(CCC-, Caa3)	02/15/14	7.500	43,750
					824,475
Building Materials (2.5%)
425	Anixter, Inc. Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	396,312
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 05/21/09 @ $105.62)+	(CCC, Caa2)	03/01/14	11.250	228,750
575	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	398,187
725	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	416,875
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B, B3)	07/01/13	10.500	356,250
300	Dayton Superior Corp., Company Guaranteed Notes	(CC, Caa3)	06/15/09	13.000	209,250
375	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $101.00)#	(B+, B1)	04/01/15	3.580	267,188
325	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, B1)	11/01/11	9.000	277,875
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/09 @ $102.44)	(CCC+, Caa1)	09/01/12	9.750	198,750
475	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	49,875
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)	(CCC, Ca)	03/01/14	10.750	48,750
375	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(D, Caa2)	02/15/12	9.000	94,688
500	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(B-, B2)	06/15/13	11.750	225,000
					3,167,750
Chemicals (2.6%)
925	Chemtura Corp., Company Guaranteed Notesø	(D, B3)	06/01/16	6.875	420,875
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	533,000
725	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(CCC, Caa2)	12/01/14	9.750	217,500
625	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CC, Caa3)	12/01/16	11.500	120,313
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B3)	11/15/13	9.000	206,789
800	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B3)	02/01/14	9.000	724,000
750	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	330,000
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B-, B3)	08/15/14	9.000	318,750
475	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	439,375
					3,310,602
Computer Hardware (0.4%)
500	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	308,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Computer Hardware
$225	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	$186,188
					494,938
Consumer Products (1.6%)
650	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC-, Caa3)	10/01/12	10.250	370,500
1,025	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	671,375
550	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	445,500
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $102.31)	(B-, B3)	04/15/12	9.250	570,240
					2,057,615
Diversified Capital Goods (1.8%)
575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/09 @ $101.00)#‡	(B, B2)	12/15/13	5.195	365,125
850	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	692,750
450	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	379,125
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	490,625
694	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.65)	(B-, Caa1)	06/15/12	9.875	343,530
					2,271,155
Electric - Generation (6.9%)
825	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	567,188
1,025	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	699,562
800	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	588,000
1,050	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	735,000
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	894,000
268	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	248,231
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	186,500
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	396,313
550	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	448,250
3,450	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	1,742,250
1,300	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	656,500
1,150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	991,875
200	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	189,000
550	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	495,000
					8,837,669
Electronics (1.6%)
900	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/09 @ $102.58)	(B+, B2)	05/15/13	7.750	727,875
104	Ampex Corp., Rule 144A, Secured Notes^‡	(NR, NR)	09/30/09	12.000	84,541
50	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	10,750
1,425	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/11 @ $105.06)	(CCC, Caa3)	12/15/16	10.125	263,625
175	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	131,250
675	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	266,625
150	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	53,250
775	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	503,750
					2,041,666
Energy - Exploration & Production (5.6%)
750	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	416,250
600	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	555,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Energy - Exploration & Production
$325	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	$268,531
1,175	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	992,875
425	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	412,250
650	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	483,438
300	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(BB-, B1)	06/15/19	7.250	238,500
600	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	447,000
550	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	365,750
925	PetroHawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	818,625
325	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	248,166
925	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	800,125
600	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	549,000
550	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	220,000
525	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(B+, B3)	06/01/17	7.125	307,125
					7,122,635
Environmental (1.3%)
975	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BBB, Baa3)	03/15/15	7.250	922,460
1,000	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	757,500
					1,679,960
Food & Drug Retailers (0.8%)
1,200	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	690,000
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	48,250
325	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/09 @ $102.03)	(B+, B2)	06/15/12	8.125	321,750
					1,060,000
Food - Wholesale (0.5%)
75	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	64,313
900	Smithfield Foods, Inc., Senior Unsecured Notes	(B, B3)	07/01/17	7.750	562,500
					626,813
Forestry & Paper (2.2%)
313	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	129,895
1,075	Cellu Tissue Holdings, Inc., Global Secured Notes	(B, B2)	03/15/10	9.750	951,375
600	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	546,000
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	186,000
525	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	378,000
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/10 @ $103.25)	(CC, Ca)	03/15/14	9.750	34,687
350	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	123,375
450	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	96,750
1,000	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)ø	(D, NR)	07/01/12	8.375	131,250
75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	28,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Forestry & Paper
$675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	$162,000
					2,767,832
Gaming (2.5%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)‡	(NR, Caa3)	12/15/14	9.375	50,375
125	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(C, Ca)	03/15/10	7.875	50,625
1,325	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(C, Ca)	05/15/11	8.125	437,250
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	321,625
140	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B1)	11/15/19	7.250	40,600
375	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	230,625
375	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CC, Ca)	06/15/15	11.000	13,125
125	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03)ø	(D, NR)	06/01/12	8.125	781
475	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Ca)	11/15/10	12.000	52,250
825	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	492,938
625	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	168,750
850	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(B+, B2)	11/15/15	8.500	148,750
925	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	04/01/16	6.875	319,125
725	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	06/01/16	7.500	257,375
150	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	01/15/17	7.625	54,000
350	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	255,582
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	3,263
475	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	292,125
					3,189,164
Gas Distribution (3.2%)
600	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	567,000
525	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	448,875
1,150	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	1,108,101
525	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	501,375
200	Inergy Finance Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	186,000
350	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	245,875
650	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	474,500
650	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	514,702
					4,046,428
Health Services (7.4%)
875	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	697,812
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	348,250
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	310,625
800	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	760,000
1,575	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,437,187
475	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	313,500
475	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	399,000
400	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	302,000
375	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	282,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services
$625	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	$615,625
400	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	360,000
250	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	06/15/17	7.000	213,750
150	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	129,750
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	464,750
1,500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	1,177,500
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	5.943	200,750
225	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	201,375
900	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	798,750
700	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	479,500
					9,492,312
Hotels (0.6%)
250	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 11/01/10 @ $103.44)	(BB+, Ba1)	11/01/14	6.875	193,750
750	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	551,250
					745,000
Household & Leisure Products (0.6%)
550	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ 102.13)	(CCC+, Caa1)	01/15/13	8.500	467,500
400	Ames True Temper, Inc., Global Company Guaranteed Notes #	(CCC+, Caa1)	01/15/12	5.094	266,000
					733,500
lnvestments & Misc. Financial Services (0.1%)
425	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC+, Caa1)	11/15/15	10.500	121,125

Leisure (0.2%)
472	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡	(CCC-, Ca)	07/15/16	12.250	257,240
600	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CC, C)	06/01/14	9.625	57,000
					314,240
Machinery (0.6%)
700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	558,250
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	203,750
					762,000
Media - Broadcast (0.6%)
475	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	178,125
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	101,712
775	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC, Ca)	09/15/14	5.500	120,125
575	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(C, Ca)	05/15/14	9.875	24,438
375	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	320,625
400	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC, Caa3)	06/15/15	9.250	42,000
320	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	33,600
925	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	102
					820,727

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable (5.9%)
$1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(CCC+, Caa1)	01/15/14	9.375	$926,175
1,250	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50) ø	(D, Ca)	10/01/15	11.000	140,625
1,275	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)ø	(D, Caa2)	09/15/10	10.250	1,141,125
495	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, C)	04/01/11	9.920	5,569
325	Charter Communications Operating Capital, Rule 144A, Secured Notesø‡	(D, B3)	04/30/12	8.000	299,000
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, B1)	04/15/14	8.500	445,500
1,050	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, B1)	02/15/19	8.625	1,015,875
250	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	245,625
650	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/10 @ $101.40)	(BB, Ba3)	03/15/13	8.375	660,562
350	DirecTV Financing Co., Global Company Guaranteed Notes (callable 05/15/12 @ $103.81)	(BB, Ba3)	05/15/16	7.625	344,750
125	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	116,563
725	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	650,687
600	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	555,000
475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	429,875
525	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	501,375
25	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	01/15/13	9.500	23,500
					7,501,806
Media - Services (0.5%)
250	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B-, B2)	08/15/15	6.625	181,250
750	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	519,375
					700,625
Metals & Mining - Excluding Steel (1.2%)
175	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	998
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	3,847
600	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	575,162
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	585,199
1,050	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00)#	(CCC, B3)	05/15/15	6.595	330,750
					1,495,956
Non-Food & Drug Retailers (2.0%)
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	249,375
825	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	375,375
300	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	142,875
500	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	187,500
400	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	221,000
655	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	638,625
1,000	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B-, Caa3)	10/15/15	10.375	325,000
700	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	388,500
					2,528,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Field Equipment & Services (0.7%)
$525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	$396,375
350	Hornbeck Offshore Services, Inc. Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	267,750
300	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	190,500
					854,625
Packaging (1.6%)
575	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	241,500
565	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	319,225
500	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/09 @ $101.83)ø	(D, NR)	12/01/12	11.000	12,500
225	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/09 @ $101.53)	(B, B2)	04/15/23	8.000	201,375
825	Graham Packaging Co., Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	536,250
25	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $102.13)	(CCC+, Caa1)	10/15/12	8.500	19,312
533	Pliant Corp., Global Senior Secured Notes (Callable 06/15/09 @ $100.00)ø	(D, NR)	06/15/09	11.625	216,513
650	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.83)	(CCC, Caa2)	02/15/14	8.500	477,750
					2,024,425
Printing & Publishing (1.0%)
925	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	478,687
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/09 @ $102.63)	(B-, B3)	12/01/13	7.875	262,500
1,125	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	35,156
2,000	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
1,025	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)‡	(CCC-, B3)	05/15/15	11.750	138,375
1,215	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	75,938
525	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	229,031
					1,219,687
Railroads (0.3%)
500	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	416,250

Restaurants (0.3%)
475	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.50)	(B-, B3)	10/01/12	10.000	413,250

Software/Services (1.5%)
900	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, B3)	09/24/15	9.875	531,000
1,075	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	757,875
700	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B, Caa1)	01/15/16	12.500	182,000
625	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	409,375
					1,880,250
Steel Producers/Products (1.1%)
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.29)	(BB-, Ba3)	06/15/12	7.750	454,250
800	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, Caa2)	02/15/14	11.250	172,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Steel Producers/Products
$800	Ryerson, Inc., Series WI, Global Senior Secured Notes (Callable 11/01/11 @ $106.00)+	(B, Caa1)	11/01/15	12.250	$458,000
550	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	379,500
					1,463,750
Support-Services (3.8%)
200	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $101.00)#	(B, B3)	02/01/15	4.670	153,500
225	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	208,125
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	431,250
550	Dyncorp International LLC, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B, B2)	02/15/13	9.500	518,375
325	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B+, B1)	01/01/14	8.875	198,656
400	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(B, B2)	01/01/16	10.500	176,000
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/09 @ $100.00)	(B+, B2)	04/01/13	8.625	351,750
125	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	116,875
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/09 @ $102.21)	(B+, B2)	01/01/16	6.625	46,500
850	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	641,750
650	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	485,875
725	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	358,875
325	Sotheby’s, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	238,875
650	Ticketmaster Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/12 @ $105.38)‡	(BB-, Ba3)	07/28/16	10.750	445,250
775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC+, Caa1)	09/01/16	11.875	232,500
75	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(BB-, B2)	02/15/12	6.500	60,375
500	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.33)	(B, Caa1)	02/15/14	7.000	255,000
					4,919,531
Telecom - Integrated/Services (6.5%)
275	Cincinnati Bell, Inc. Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	254,375
375	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.79)	(B-, B2)	01/15/14	8.375	354,375
1,200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	1,020,000
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	630,000
1,675	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	1,582,875
375	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	351,563
1,150	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC+, Caa1)	02/15/15	5.474	592,250
525	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	396,375
950	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	669,750
1,300	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	1,131,000
150	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	135,750
225	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.08)	(CCC+, B3)	02/15/14	9.250	218,250
225	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	222,750
105	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB, Ba3)	03/15/19	7.000	92,925

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Telecom - Integrated/Services
$675	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	$666,562
					8,318,800
Telecom - Wireless (3.6%)
375	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $103.38)	(B, B2)	06/15/13	10.125	390,000
675	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	646,312
200	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B, B1)	01/15/15	9.000	201,500
640	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	624,000
2,100	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	1,176,000
2,250	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	1,620,000
					4,657,812
Textiles & Apparel (0.6%)
825	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	713,625

Theaters & Entertainment (0.7%)
1,025	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, B2)	03/01/14	8.000	845,625

Transportation - Excluding Air/Rail (0.5%)
1,150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	661,250
TOTAL U.S. CORPORATE BONDS (Cost $167,341,935)					108,176,851

FOREIGN CORPORATE BONDS (6.2%)
Aerospace & Defense (0.3%)
500	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	355,000

Chemicals (0.7%)
1,125	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B, B1)	09/15/13	3.320	753,750
1,575	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CC, Ca)	02/15/16	8.500	98,438
					852,188
Electronics (0.8%)
775	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	600,625
375	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada)	(B, B3)	07/01/13	7.625	330,000
550	NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(CCC, C)	10/15/15	8.625	69,372
75	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	17,813
					1,017,810
Energy - Exploration & Production (0.2%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, B3)	12/15/14	8.250	248,875

Forestry & Paper (0.4%)
1,450	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)	(D, C)	06/15/11	7.750	123,250
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	444,375
					567,625
Gaming (0.1%)
400	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B+, B2)	06/15/15	8.250	201,810

Media - Cable (0.8%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	140,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS

Media - Cable
$400	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, B2)	02/15/15	10.125	$499,215
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	451,506
					1,090,971
Media - Diversified (0.5%)
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	592,875

Packaging (0.4%)
240	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	312,275
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	155,673
					467,948
Pharmaceuticals (0.4%)
75	Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/09 @ $101.94) (Ireland)	(B, B3)	11/15/11	7.750	63,375
500	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	402,500
					465,875
Support-Services (0.1%)
325	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 11/01/09 @ $101.00) (Netherlands)#‡	(CCC+, Caa1)	05/01/15	7.851	66,883

Telecom - Integrated/Services (0.9%)
950	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	584,250
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#‡	(CCC, Caa3)	01/15/15	6.844	59,500
500	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 05/01/09 @ $100.00) (Denmark)#‡	(B+, B1)	05/01/16	7.601	531,080
					1,174,830
Telecommunication Services (0.1%)
600	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø‡	(D, NR)	07/15/16	10.750	111,000

Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(D, C)	11/15/12	9.875	30,869

Transportation - Excluding Air/Rail (0.5%)
975	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	667,875
TOTAL FOREIGN CORPORATE BONDS (Cost $14,145,327)					7,912,434

Number of
Shares

COMMON STOCKS (0.0%)
Automobile Parts & Equipment (0.0%)
1,219	Safelite Realty Corp.*^				11,520

Chemicals (0.0%)
4,893	Huntsman Corp.				15,315

Gaming (0.0%)
1,500	Progressive Gaming International Corp.*				28

Media - Cable (0.0%)
7,500	Adelphia (Escrow Holding)*^				0
750,000	Adelphia Recovery Trust*^				0
					0
Printing & Publishing (0.0%)
10,652	Mail Well, Inc., Rule 144A*‡				35,152
TOTAL COMMON STOCKS (Cost $933,494)					62,015

Number of
Shares				Value

PREFERRED STOCK (0.1%)
Diversified Financials (0.1%)
494	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)*‡ (Cost $111,850)			$98,383

WARRANT (0.0%)
Building Materials (0.0%)
1,250	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09*^‡ (Cost $25,000)			12

Par
(000)		Maturity	Rate %

SHORT-TERM INVESTMENT (5.6%)
$7,098	State Street Bank and Trust Co. Euro Time Deposit (Cost $7,098,000)	04/01/09	0.010	7,098,000

TOTAL INVESTMENTS AT VALUE (96.5%) (Cost $189,655,606)				123,347,695

OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)				4,527,315

NET ASSETS (100.0%)				$127,875,010

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contracts with Unrealized Appreciation
GBP	70,000	USD	97,338	04/16/09	$97,338	$100,082	$2,744
USD	2,461,310	EUR	1,832,000	04/16/09	(2,461,310)	(2,429,260)	32,050
USD	520,846	GBP	350,000	04/16/09	(520,846)	(500,412)	20,434
							$55,228

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $19,806,513 or 15.5% of net assets.

+	Step Bond — The interest rate is as of March 31, 2009 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2009.

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$148,878	$55,228
Level 2 - Other Significant Observable Inputs	123,102,744	—
Level 3 - Significant Unobservable Inputs	96,073	—

Total	$123,347,695	$55,228

* Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $189,655,606, $385,757, $(66,693,668) and $(66,307,911), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009